Earnings Per Share - Earnings per share computations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Weighted average common shares oustanding during the period-shares used for basic earnings per common share	9,580	9,883	10,040
Common shares issuable under share based payment plans which are potentially dilutive	29	43	65
Common shares used for diluted earnings per common share	9,609	9,926	10,105
Income from continuing operations	$ 11,722	$ 8,822	$ 959
Discontinued operations	0	6,856	122,129
Net income attributable to the Company	$ 12,715	$ 16,177	$ 124,472
Basic earnings per common share:
Income from continuing operations	$ 1.22	$ 0.89	$ 0.10
Discontinued operations	0	0.69	12.16
Net income attributable to the Company	1.33	1.64	12.40
Diluted earnings per common share
Income from continuing operations	1.22	0.89	0.09
Discontinued operations	0	0.69	12.09
Net income attributable to the Company	$ 1.32	$ 1.63	$ 12.32